UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 74.2%

AEROSPACE - 4.3%
	AWAS Capital, Inc.
1,571,772	Second Lien Priority Term Facility, 6.31%, 03/15/13	1,237,770
	Continental Airlines, Inc.
571,429	Tranche A-1 Term Loan, 3.63%, 06/01/11	559,183
1,428,571	Tranche A-2 Term Loan, 3.63%, 06/01/11	1,397,957
	Delta Air Lines, Inc.
1,994,872	Second Lien Term Loan, 04/30/14 (b)	1,834,574
4,179,000	Term Loan, 8.75%, 09/27/13	4,249,521
5,504,975	Term Loan Equipment Notes, 3.79%, 09/29/12	5,009,527
	Hawker Beechcraft Acquisition Co. LLC
28,001	Letter of Credit Facility Deposit, 03/26/14 (b)	23,632
470,786	Term Loan, 03/26/14 (b)	397,331
	IAP Worldwide Services, Inc.
2,209,671	Second Lien Term Loan, PIK, 11.50%, 06/28/13	1,902,527
	US Airways Group, Inc.
4,931,507	Term Loan, 2.75%, 03/21/14	4,062,329

		20,674,351

BROADCASTING - 9.1%
	ComCorp Broadcasting, Inc.
3,584,549	Revolving Loan, 9.00%, 10/03/12 (c) (d)	3,146,517
35,860,392	Term Loan, PIK, 9.00%, 04/03/13 (c) (d)	31,478,252
	Cumulus Media, Inc.
4,760,846	Replacement Term Loan, 4.24%, 06/11/14 (b)	4,299,640
	Entercom Radio, LLC
338,633	Term A Loan, 06/29/12 (b)	323,112
	TWCC Holding Corp.
2,067,024	Replacement Term Loans, 5.00%, 09/14/15	2,093,678
	Univision Communications, Inc.
3,000,000	Initial Term Loan, 2.54%, 09/29/14	2,682,630

		44,023,829

CABLE/WIRELESS VIDEO - 3.3%
	Broadstripe, LLC
1,107,409	DIP Revolver, 7.25%, 12/31/10 (d) (e)	1,107,188
14,151,376	First Lien Term Loan, PIK, 06/30/11 (d) (f)	11,622,524
1,428,203	Revolver, 06/30/11 (d) (f)	1,172,983
	WideOpenWest Finance, LLC.
1,800,000	Series A New Term Loan, 6.76%, 06/30/14	1,812,375

		15,715,070

CHEMICALS - 2.3%
	Lyondell Chemical Co.
20,574	Dutch Revolving Credit Loan, 12/20/13 (b) (f)	16,136
45,284	Dutch Tranche A Dollar Term Loan, 12/20/13 (b) (f)	35,516
59,065	German Tranche B-1 Euro Term Loan, 12/22/14 (b) (f)	46,325
59,065	German Tranche B-2 Euro Term Loan, 12/22/14 (b) (f)	46,325
59,065	German Tranche B-3 Euro Term Loan, 12/22/14 (b) (f)	46,325
77,151	Primary Revolving Credit Loan, 12/20/13 (b) (f)	60,510
3,396,261	Roll-Up Loan, DIP, 5.80%, 06/03/10 (b)	3,621,263
146,995	U.S. Tranche A Dollar Term Loan, 12/20/13 (b) (f)	115,289
256,299	U.S. Tranche B-1 Dollar Term Loan, 12/22/14 (b) (f)	201,017
256,299	U.S. Tranche B-2 Dollar Term Loan, 12/22/14 (b) (f)	201,017
256,299	U.S. Tranche B-3 Dollar Term Loan, 12/22/14 (b) (f)	201,017
	Solutia, Inc.
750,000	Term Loan, 4.75%, 03/01/17	758,381
	TPC Group LLC
1,318,543	Incremental Term Loan B, 2.81%, 06/27/13	1,246,023
4,596,823	Term B Loan, 2.81%, 06/27/13	4,343,998

		10,939,142

CONSUMER NON-DURABLES - 0.9%
	KIK Custom Products, Inc.
575,823	First Lien Canadian Term Loan, 2.50%, 06/02/14 (b)	493,048
3,358,969	First Lien U.S. Term Loan, 2.50%, 06/02/14 (b)	2,876,118
2,000,000	Second Lien Term Loan, 5.25%, 12/01/14	1,191,000

		4,560,166

DIVERSIFIED MEDIA - 5.5%
	Cengage Learning Acquisitions, Inc.
3,473,282	Term Loan, 2.79%, 07/03/14	3,072,587
	Cydcor, Inc.
6,029,022	First Lien Tranche B Term Loan, 9.00%, 02/05/13	5,644,672
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (d)	2,876,700
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

DIVERSIFIED MEDIA (continued)
	DTN, Inc.
1,357,447	Tranche C Term Loan, 5.52%, 03/10/13	1,342,175
	Endurance Business Media, Inc.
3,000,000	Second Lien Term Loan, 01/26/14 (f)	1,053,750
	Harland Clarke Holdings Corp.
4,919,516	Tranche B Term Loan, 2.78%, 06/30/14	4,509,966
	Metro-Goldwyn-Mayer, Inc.
14,144,530	Tranche B Term Loan, 04/09/12 (b) (f)	6,840,789
2,917,500	Tranche B-1 Term Loan, 04/09/12 (f)	1,411,005

		26,751,644

ENERGY - 3.9%
	Alon USA Energy, Inc.
213,889	Edington Facility, 2.50%, 08/05/13	172,448
1,711,111	Paramount Facility, 2.50%, 08/05/13	1,379,583
	ATP Oil & Gas Corp.
1,157,230	Tranche B-1 Term Loan, 11.25%, 07/15/14	1,174,051
163,795	Tranche B-2 Term Loan, 12.25%, 01/15/11	166,176
	Big West Oil, LLC
2,600,000	Term Loan, 01/30/15 (b)	2,641,158
	Calumet Lubricants Co., LP
197,380	Credit-Linked Letter of Credit, 4.10%, 01/03/15	183,688
1,461,688	Term Loan, 4.25%, 01/03/15	1,360,290
	Coffeyville Resources, LLC
2,762,173	Tranche D Term Loan, 8.50%, 12/30/13	2,805,097
	Venoco, Inc.
9,340,080	Second Lien Term Loan, 4.25%, 05/07/14	8,890,635

		18,773,126

FINANCIAL - 1.5%
	HUB International Ltd.
2,982,506	Additional Term Loan, 6.75%, 06/13/14	2,982,506
	Nuveen Investments, Inc.
3,000,000	First Lien Term Loan, 3.29%, 11/13/14	2,760,000
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (b) (g)	1,610,625

		7,353,131

FOOD AND DRUG - 0.4%
	Rite Aid Corp.
982,521	Tranche 3 Term Loan, 6.00%, 06/04/14	964,836
750,000	Tranche 4 Term Loan, 9.50%, 06/10/15	785,936

		1,750,772

FOOD/TOBACCO - 2.6%
	DS Waters of America, Inc.
1,823,889	Term Loan, 2.49%, 10/29/12	1,703,056
	DSW Holdings, Inc.
7,000,000	Term Loan, 4.24%, 03/02/12	6,620,845
	PBM Holdings, Inc.
1,745,382	Term Loan, 2.50%, 09/28/12	1,736,655
	Pierre Foods, Inc.
1,050,000	Term Loan, 7.00%, 03/03/16	1,056,773
	WM. Bolthouse Farms, Inc.
500,000	First Lien Term Loan, 5.50%, 02/11/16	503,935
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	1,009,845

		12,631,109

FOREST PRODUCTS/CONTAINERS - 2.0%
	Consolidated Container Co., LLC
4,000,000	Second Lien Term Loan, 5.75%, 09/28/14 (b)	3,560,000
	Newark Group, Inc.
204,186	Credit-Link Letter of Credit, 6.73%, 03/09/13	191,935
1,632,325	Term Loan, 10.75%, 03/09/13	1,534,386
	Smurfit-Stone Container Enterprises, Inc.
3,500,000	Exit Term Loan, 02/22/16 (b)	3,513,125
	Tegrant Corp.
1,000,000	Second Lien Term Loan, 5.80%, 03/08/15	725,000

		9,524,446

GAMING/LEISURE - 6.5%
6,041,285	Drake Hotel Acquisition B Note 1, 04/01/10 (d) (f)	—
	Fontainebleau Florida Hotel, LLC
18,500,000	Tranche C Term Loan, 06/06/12 (f)	6,475,000
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (f)	329,745
8,438,203	First Lien Tranche B Term Loan, 06/08/11 (f)	717,247
	Green Valley Ranch Gaming, LLC
1,000,000	Second Lien Term Loan, 08/16/14 (f)	72,500
159,286	Lake at Las Vegas Joint Venture Mezzanine, 06/20/12 (f)	5,575
8,162,813	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (f)	20,448
34,125,359	Term Loan, DIP, 4.66%, 04/30/10	10,237,608
92,368,651	Term Loan, PIK, 06/20/12 (f)	160,884
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE (continued)
	Las Vegas Sands, LLC
1,390,920	Delayed Draw I Term Loan, 2.05%, 05/23/14	1,276,364
6,883,814	Tranche B Term Loan, 2.05%, 05/23/14	6,316,863
	MGM Mirage, Inc.
291,555	Class A-2, 12/21/14 (b)	241,262
108,445	Class C, 12/21/14 (b)	89,738
2,000,000	Class D Loan, 6.00%, 10/03/11 (b)	1,952,270
	VML US Finance, LLC
1,111,793	Term B Delayed Draw Project Loan, 4.80%, 05/25/12	1,081,497
1,924,805	Term B Funded Project Loan, 4.80%, 05/27/13	1,872,354
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan (f)	708,750

		31,558,105

HEALTHCARE - 2.1%
	Aveta, Inc.
2,053,401	MMM Original Term Loan, 5.50%, 08/22/11	2,022,600
305,042	NAMM New Term Loan, 5.50%, 08/22/11	300,467
549,672	NAMM Original Term Loan, 5.50%, 08/22/11	541,427
1,682,809	PHMC Acquisition Term Loan, 5.50%, 08/22/11	1,657,567
5,338,661	LifeCare Holdings Term Loan, 4.50%, 08/10/12	4,898,222
	MultiPlan, Inc.
800,000	Incremental Term D Loan, 6.00%, 04/12/13	802,664

		10,222,947

HOUSING - 3.0%
	Custom Building Products, Inc.
4,300,000	Term Loan, 5.75%, 03/19/15	4,324,209
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan, 01/18/10 (f)	15,953
	Pacific Clarion, LLC
24,752,866	Term Loan (d) (f)	3,804,342
	Roofing Supply Group, LLC
3,059,067	Term Loan, 7.25%, 08/24/13	2,921,409
	Westgate Investments, LLC
8,272,736	Senior Secured Loan, 09/25/10 (f)	2,493,576
2,336,387	Senior Unsecured Loan, 09/25/12 (f)	561,578
3,743,195	Third Lien Term Loan, 06/30/15 (f)	540,304

		14,661,371

INFORMATION TECHNOLOGY - 2.0%
	CDW Corp.
6,888,913	Term Loan, 4.23%, 10/10/14	6,057,938
	RedPrairie Corp.
1,350,000	Term Loan, 03/24/16	1,354,495
	Verint Systems, Inc.
2,480,867	Term Loan, 3.54%, 05/25/14	2,360,955

		9,773,388

MANUFACTURING - 2.9%
	Acument Global Technologies, Inc.
6,473,315	Term Loan, PIK, 14.00%, 08/11/13	5,874,533
	Brand Energy & Infrastructure Services, Inc.
3,000,000	Second Lien Term Loan, 6.27%, 02/07/15	2,707,500
	Dana Holding Corp.
2,549,257	Term Advance, 4.50%, 01/30/15	2,513,006
	Gentek Holding, LLC
1,496,250	Tranche B Term Loan, 7.00%, 10/29/14	1,510,681
	United Central Industrial Supply Co., LLC
1,265,867	Term Loan, 2.52%, 03/31/12	1,227,891

		13,833,611

METALS/MINERALS - 0.5%
	Euramax International, Inc.
1,454,449	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,229,009
1,489,905	Domestic Term Loan, PIK, 14.00%, 06/29/13	1,258,970

		2,487,979

RETAIL - 4.3%
	Burlington Coat Factory Warehouse Corp.
5,953,488	Term Loan, 2.50%, 05/28/13	5,714,932
	Guitar Center, Inc.
4,334,043	Term Loan, 3.75%, 10/09/14	4,060,478
	Michaels Stores, Inc.
3,926,400	B-1 Term Loan, 2.54%, 10/31/13 (b)	3,744,805
2,074,063	B-2 Term Loan, 4.79%, 07/31/16	2,025,239
	Spirit Finance Corp.
6,500,000	Term Loan, 3.25%, 08/01/13	5,135,000

		20,680,454

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

SERVICE - 5.2%
	CCS, Inc.
4,475,477	Term Loan, 3.25%, 11/14/14 (b)	3,906,354
	First Data Corp.
1,484,772	Initial Tranche B-1 Term Loan, 3.00%, 09/24/14	1,317,467
	N.E.W. Holdings I, LLC
900,000	Secured Term Loan, 6.00%, 03/23/16	897,939
	NES Rentals Holdings, Inc.
3,224,820	Second Lien Permanent Term Loan, 7.09%, 07/20/13	3,168,386
	Penhall Holding Co.
9,991,289	Term Loan, 9.63%, 04/01/12	1,248,911
	Sabre, Inc.
7,927,144	Initial Term Loan, 2.25%, 09/30/14	7,404,706
	Safety-Kleen Systems, Inc.
1,301,695	Synthetic Letter of Credit, 2.75%, 08/02/13	1,239,864
6,034,576	Term B Loan, 2.75%, 08/02/13
		5,747,934

		24,931,561

TELECOMMUNICATIONS - 4.2%
	Avaya, Inc.
6,956,405	Term B-1 Loan, 3.00%, 10/24/14	6,217,321
	Digicel International Finance, Ltd.
2,800,084	Tranche A - T&T, 2.81%, 09/30/12	2,758,083
3,000,150	Tranche A Term Loan, 2.81%, 03/30/12	2,955,148
	Integra Telecom Holdings, Inc.
3,638,120	First Lien Term Loan, 10.75%, 08/31/13	3,656,311
	Level 3 Financing, Inc.
4,000,000	Tranche A Term Loan, 2.50%, 03/13/14	3,728,120
	U.S. Telepacific Corp.
1,000,000	Term Loan Advance, 9.25%, 08/17/15	1,008,125

		20,323,108

TRANSPORTATION — AUTOMOTIVE - 2.6%
	Federal-Mogul Corp.
1,976,377	Tranche B Term Loan, 2.17%, 12/29/14	1,832,744
1,008,356	Tranche C Term Loan, 2.18%, 12/28/15	935,073
	Ford Motor Co.
3,969,273	Tranche B-1 Term Loan, 3.26%, 12/15/13	3,849,500
	Motor Coach Industries International, Inc.
5,970,085	Second Lien Tranche A, 11.75%, 06/30/12 (d)	3,650,110
3,678,191	Second Lien Tranche B, 11.75%, 06/30/12 (d)	2,248,846

		12,516,273

TRANSPORTATION — LAND TRANSPORTATION - 0.8%
	New Century Transportation, Inc.
1,805,780	Term Loan, 7.23%, 08/14/12	1,643,260
	SIRVA Worldwide, Inc.
962,539	Revolving Credit Loan Exit Finance, 12.61%, 05/12/12 (e)	577,523
3,477,514	Second Lien Term Loan, 12.00%, 05/12/15	782,441
1,624,158	Term Loan (Exit Finance), PIK, 12.81%, 05/12/12	1,055,703

		4,058,927

UTILITY - 3.7%
	Coleto Creek Power, LP
100,890	First Lien Synthetic Letter of Credit, 3.04%, 06/28/13	92,819
1,331,432	First Lien Term Loan, 3.03%, 06/28/13	1,257,378
4,812,500	Second Lien Term Loan, 4.25%, 06/28/13	3,962,276
	Entegra TC LLC
10,338,015	Third Lien Term Loan, PIK, 6.29%, 10/19/15	5,356,435
	GBGH, LLC
2,202,643	First Lien Term Loan, 4.00%, 06/09/13 (d)	1,855,286
727,109	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (d)	540,170
	Texas Competitive Electric Holdings Co., LLC
5,949,161	Initial Tranche B-2 Term Loan, 3.73%, 10/10/14	4,901,633

		17,965,997

WIRELESS COMMUNICATIONS - 0.6%
	MetroPCS Wireless, Inc.
2,976,864	Tranche B Term Loan, 2.50%, 11/03/13	2,917,475

	Total US Senior Loans (Cost $539,080,182)	358,627,982

Principal Amount
Foreign Denominated Senior Loans (a) - 4.0%

AUSTRALIA - 4.0%
AUD
	SMG H5 Pty., Ltd.
22,870,278	Facility A Term Loan, 6.91%, 12/24/12	19,312,208

	Total Foreign Denominated Senior Loans (Cost $18,574,472)	19,312,208

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (h) - 7.2%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.10%, 04/15/21 (d) (i)	1,218,822
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 0.97%, 01/20/21 (i)	2,300,000
2,000,000	Series 2007-1A, Class D, 2.60%, 06/15/22 (i)	1,100,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 04/15/21 (i)	500,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.66%, 03/17/21 (d) (i)	563,086
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.51%, 03/11/21 (i)	1,055,340
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.60%, 05/16/19 (i)	1,070,000
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 4.27%, 12/22/20	405,000
962,970	Series 2006-2A, Class B2L, 4.25%, 03/01/21 (i)	346,669
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.65%, 07/15/21 (i)	1,450,000
	Goldman Sachs Asset Management CLO PLC
4,000,000	Series 2007-1A, Class D, 08/01/22 (i)	1,940,000
948,815	Series 2007-1A, Class E, 08/01/22 (i)	279,900
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 1.75%, 02/18/21 (i)	477,500
814,466	Series 2007-1A, Class E, 4.20%, 02/18/21 (i)	317,642
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 1.73%, 04/17/21 (i)	737,640
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 06/17/21 (i)	492,500
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 1.95%, 05/21/21 (i)	1,113,333
612,103	Series 2006-1A, Class D, 3.85%, 05/21/21 (i)	250,962
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 0.95%, 01/20/21 (i)	800,000
1,000,000	Series 2006-1A, Class D, 1.65%, 01/20/21 (i)	717,500
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 04/24/23 (i)	720,000
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 1.70%, 02/26/21 (i)	975,780
1,500,000	Series 2007-5A, Class D, 3.75%, 02/26/21 (i)	609,045
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.00%, 07/15/20 (i)	315,000
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 09/20/20 (i)	217,110
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 4.00%, 10/12/20 (i)	395,000
2,500,000	Series 2007-2A, Class C, 2.60%, 06/27/22 (i)	1,325,000
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.65%, 04/18/21 (i)	490,000
826,734	Series 2007-1A, Class D, 3.85%, 04/18/21 (i)	339,738
	Primus CLO, Ltd.
5,000,000	Series 2007-2A, Class D, 07/15/21 (i)	2,700,000
2,091,094	Series 2007-2A, Class E, 07/15/21 (i)	961,903
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 1.70%, 04/18/21 (i)	2,260,000
	St. James River CLO, Ltd.
2,287,217	Series 2007-1A, Class E, 4.56%, 06/11/21 (i)	914,887
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 1.60%, 04/27/21 (i)	648,000
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 2.65%, 02/27/21 (i)	2,000,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.60%, 04/17/21 (i)	980,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 4.40%, 10/12/21 (i)	1,112,500
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 1.97%, 12/20/20 (i)	535,000

	Total Asset-Backed Securities (Cost $49,202,676)	34,634,857

Foreign Asset-Backed Securities (h) - 0.5%

Principal Amount
IRELAND - 0.5%
EUR
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 5.47%, 07/31/17 (i)	1,393,700
2,000,000	Series 2007-1X, Class E, 7.97%, 07/31/17 (i)	1,123,079

	Total Foreign Asset-Backed Securities (Cost $5,675,512)	2,516,779

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - 26.6%

AEROSPACE - 0.5%
	Delta Air Lines, Inc.
5,000,000	06/30/23 (f)	102,500
7,000,000	12/15/29 (f)	157,500
1,000,000	9.50%, 09/15/14 (i)	1,056,250
	Northwest Airlines Corp.
2,500,000	12/30/27 (f)	21,250
	Northwest Airlines, Inc.
1,468,977	9.06%, 05/20/12	1,307,390

		2,644,890

BROADCASTING - 0.8%
	LBI Escrow Corp.
3,500,000	8.00%, 11/01/17 (i)	3,635,625
	Young Broadcasting, Inc.
3,065,000	03/01/11 (f) (j)	21,455

		3,657,080

CHEMICALS - 0.6%
	Berry Plastics Holding Corp.
3,000,000	8.88%, 09/15/14	2,943,750

DIVERSIFIED MEDIA - 0.9%
	Baker & Taylor, Inc.
8,300,000	11.50%, 07/01/13 (i)	4,440,500

FINANCIAL - 0.6%
	Penhall International Corp.
3,500,000	12.00%, 08/01/14 (i)	2,651,250

FOOD AND DRUG - 0.4%
	Rite Aid Corp.
2,000,000	10.38%, 07/15/16	2,125,000

FOREST PRODUCTS/CONTAINERS - 0.0%
	NewPage Holding Corp., PIK
341,479	7.56%, 11/01/13 (h)	90,492

GAMING/LEISURE - 0.4%
	MGM Mirage, Inc.
2,000,000	6.75%, 04/01/13	1,820,000

HEALTHCARE - 14.7%
	Argatroban Royalty Sub LLC
6,765,681	18.50%, 09/21/14 (i)	6,089,113
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19 (i)	11,550,000
	Celtic Pharma Phinco B.V., PIK
52,617,143	17.00%, 06/15/12 (i)	31,570,286
	Cinacalcet Royalty Sub LLC
131,949	8.00%, 03/30/17 (i)	139,865
	Dfine, Inc.
791,675	6.00%, 06/30/10 (d)	791,675
	Fosamprenavir Pharma
3,609,385	15.50%, 06/15/18 (i)	3,320,634
	Molecular Insight Pharmaceuticals, Inc., PIK
4,038,224	8.25%, 11/01/12 (h) (i)	1,817,201
	Pharma IV (Eszopiclone)
2,099,484	12.00%, 06/30/14 (i)	1,826,551
	Pharma V (Duloxetine)
560,000	13.00%, 10/15/13 (i)	537,600
	TCD Pharma
15,500,000	16.00%, 04/15/24 (i)	13,640,000

		71,282,925

INFORMATION TECHNOLOGY - 1.2%
	Freescale Semiconductor, Inc.
5,000,000	10.13%, 03/15/18 (i)	5,406,250
	New Holding, Inc.
477,689	03/12/13 (d) (f)	173,401

		5,579,651

METALS/MINERALS - 0.6%
	Appleton Papers, Inc.
3,000,000	10.50%, 06/15/15 (i)	3,000,000

RETAIL - 0.2%
	Autonation, Inc.
500,000	6.75%, 04/15/18	495,625
	Burlington Coat Factory Warehouse Corp.
500,000	11.13%, 04/15/14 (j)	531,250

		1,026,875

TRANSPORTATION — AUTOMOTIVE - 2.3%
	American Tire Distributors Holdings, Inc.
11,500,000	6.50%, 04/01/12 (h)	10,421,875
	Delphi Corp.
3,750,000	05/01/10 (f)	140,625
3,933,000	06/15/10 (f)	147,488
8,334,000	05/01/29 (f) (j)	312,525

		11,022,513

UTILITY - 0.4%
	Kiowa Power
2,000,000	5.74%, 03/30/21 (i)	1,862,848

WIRELESS COMMUNICATIONS - 3.0%
	Digicel Group, Ltd., PIK
14,492,000	9.13%, 01/15/15 (i) (j)	14,455,770

	Total Corporate Notes and Bonds (Cost $167,792,671)	128,603,544

Claims (k) - 0.1%

FINANCIAL - 0.1%
	Lehman Brothers Holding, Inc.
1,198,046	Trade Claims LBSF	525,146

RETAIL - 0.0%
	Home Interiors & Gifts, Inc.
6,933,961	Proof of Claims (d)	11,788

	Total Claims (Cost $5,595,198)
		536,934

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund

Shares		Value ($)
Common Stocks (k) - 10.1%

AEROSPACE - 0.0%
3,719	Delta Air Lines, Inc.	54,260

BROADCASTING - 0.0%
2,010,616	Communications Corp. of America (c) (d)	—
57,757	Gray Television, Inc., Class A	141,505

		141,505

DIVERSIFIED MEDIA - 0.1%
46,601	American Banknote Corp. (d)	399,836

HEALTHCARE - 8.4%
24,000,000	Genesys Ventures IA, LP (c) (d)	40,800,000

HOUSING - 0.0%
8	Westgate Investments LLC, Class B-1 (d)	—

INFORMATION TECHNOLOGY - 0.1%
385,679	Magnachip Semiconductor (d) (j)	401,106
9,342	New Holding, Inc. (d)	—

		401,106

METALS/MINERALS - 0.3%
7,579	Euramax International, Inc. (d)	1,158,526

RETAIL - 0.2%
105,092	Sally Beauty Holdings, Inc.	937,421

SERVICE - 0.3%
200,964	Safety-Kleen Systems, Inc.	1,431,871

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
18,022	SIRVA Worldwide, Inc. (d)	599,412

UTILITY - 0.0%
81,194	Entegra TC LLC	58,866
4,365	GBGH LLC (d)	—

		58,866

WIRELESS COMMUNICATIONS - 0.6%
2,260,530	ICO Global Communications Holding Ltd.	2,712,635

	Total Common Stocks (Cost $70,923,536)	48,695,438

Preferred Stocks (k) - 2.1%
1,000,000	Adelphia Recovery Trust	5,000
2,150,537	Dfine, Inc., Series D (d)	10,365,588

	Total Preferred Stocks (Cost $10,934,997)	10,370,588

Units
Warrants (k) - 0.1%
20,000	Clearwire Corp., expires 08/15/10	1,600
1,271	GBGH LLC, expires 06/09/14 (d)	—
1,000	Grande Communications, expires 04/01/11 (d)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15 (d)	—
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15 (d)	—
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15 (d)	—
643,777	Microvision, Inc., expires 07/23/13	733,906

	Total Warrants (Cost $10)	735,506

Total Investments - 124.9% (Cost of $867,779,254) (l)		604,033,836

Other Assets & Liabilities, Net - (24.9)%		(120,594,704)

Net Assets applicable to Common Shareholders - 100.0%		$483,439,132

The amount of $1,965,135 in cash was segregated with the brokers and/or custodian to cover investments sold short outstanding as of March 31, 2010 and is included in “Other Assets & Liabilities, Net”:
Short Sales - 0.2%
EQUITY SECURITY - 0.2%

Shares
RETAIL - 0.2%
55,622	Ethan Allen Interiors, Inc.	1,147,482

Total Investments sold short (Proceeds $759,245)		$1,147,482

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Credit Strategies Fund (the “Fund”) invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2010	Highland Credit Strategies Fund
(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2010.

	Par Value
	at	Shares at	Market Value
	03/31/10	03/31/10	12/31/09	03/31/10

ComCorp Broadcasting, Inc. (Senior Loans) *	$39,444,941	—	$29,524,538	$34,624,769
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	38,160,000	40,800,000

	$39,444,941	26,010,616	$67,684,538	$75,424,769

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $119,986,158, or 24.8% of net assets, were fair valued under the fair value procedures as of March 31, 2010.

(e)	Senior Loan assets have additional unfunded loan commitments. As of March 31, 2010, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

	Unfunded Loan
Borrower	Commitment

Mobileserv Ltd.	GBP	3,436,588

Broadstripe, LLC	$1,211,229
Sirva Worldwide, Inc.	1,481,188
Sorenson Communications, Inc.	2,000,000

	$4,692,417

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2010.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2010, these securities amounted to $143,746,379 or 29.7% of net assets.

(j)	Securities (or a portion of securities) on loan. As of March 31, 2010, the market value of securities loaned was $1,320,143. The loaned securities were secured with cash collateral of $1,395,906.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$29,335,003
Gross unrealized depreciation	(293,080,421)

Net unrealized depreciation	$(263,745,418)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Net Assets)

Diversified Media	4.0%
Financial	0.5%

Total	4.5%

Forward foreign currency contracts outstanding as of March 31, 2010 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation *

Sell	EUR	1,665,000	05/14/10	246,500
Sell	GBP	2,583,500	05/14/10	394,600
Sell	GBP	824,800	08/04/10	64,596

				$705,696

*	The primary risk exposure is foreign exchange contracts. See Notes to Investment Portfolio.
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2010 (unaudited)	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. During the three months ended March 31, 2010, the open value of forward foreign currency contracts was GBP 824,800 and the close value was EUR 35,000 and GBP 384,000.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2010 (unaudited)	Highland Credit Strategies Fund
At the end of each calender quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2010 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	March	Quoted	Observable	Unobservable
Investments in Securities:	31, 2010	Price	Input	Input
Common Stocks
Aerospace	$54,260	$—	$54,260	$—
Broadcasting	141,505	—	141,505	—
Diversified Media	399,836	—	—	399,836
Healthcare	40,800,000	—	—	40,800,000
Information Technology	401,106	—	—	401,106
Metals/Minerals	1,158,526	—	—	1,158,526
Retail	937,421	—	937,421	—
Service	1,431,871	—	—	1,431,871
Transportation — Land Transportation	599,412	—	—	599,412
Utility	58,866	—	—	58,866
Wireless Communication	2,712,635	2,712,635	—	—
Preferred Stocks	10,370,588	—	5,000	10,365,588
Warrants	735,506	733,906	—	1,600
Debt
Senior Loans	377,940,190	—	267,127,254	110,812,936
Asset-Backed Securities	37,151,636	—	—	37,151,636
Corporate Debt	128,603,544	—	57,320,618	71,282,926
Claims	536,934	—	525,146	11,788

Total Investments	$604,033,836	$3,446,541	$326,111,204	$274,476,091

Other Financial Instruments*
Short Sales
Retail	$(1,147,482)	$—	$(1,147,482)	$—

Assets	705,696	—	705,696	—

Total Other Financial Instruments	$(441,786)	$—	$(441,786)	$—

*	Other financial instruments are derivative instruments not reflected in the investments portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at March 31, 2010.
The table below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended March 31, 2010.

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	December 31,	out	premium/	realized	unrealized	purchase/	March 31,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2010
Common Stocks
Diversified Media	$765,188	$—	$—	$—	$(365,352)	$—	$399,836
Healthcare	38,555,838		—	—	2,640,000	(395,838)	40,800,000
Information Technology	—	—	—	—	(11,974,331)	12,375,437	401,106
Metals/Minerals	454,361	—	—	—	704,165	—	1,158,526
Service	1,406,750	—	—	—	25,121	—	1,431,871
Transportation — Land Transportation	937,144	—	—	—	(337,732)	—	599,412
Utility	182,687	—	—	—	(123,821)	—	58,866
Preferred Stocks	12,774,190	—	—	—	(2,408,602)	—	10,365,588
Warrants	700	—	—	—	900	—	1,600
Debt
Senior Loans	155,755,247	(44,290,747)	170,310	166,880	6,767,151	(7,755,905)	110,812,936
Asset-Backed Securities	33,822,437	—	13,328	175,504	3,673,557	(533,190)	37,151,636
Corporate Debt	73,601,522	(173,401)	5,600	(16,423)	12,412,413	(14,546,785)	71,282,926
Claims	441,698	(525,146)	—	—	95,236	—	11,788

Total	$318,697,762	$(44,989,294)	$189,238	$325,961	$11,108,705	$(10,856,281)	$274,476,091

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2010 (unaudited)	Highland Credit Strategies Fund
The net unrealized gains presented in the table above relates to investments that are still held at March 31, 2010.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2010, a net amount of $44,989,294 of the Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	5/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	5/26/10

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Treasurer and Secretary
(principal financial officer)

Date	5/26/10

*	Print the name and title of each signing officer under his or her signature.